FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED MARCH 31, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE

CLOUGH CHINA FUND (THE "FUND") DATED FEBRUARY 28, 2017

Effective upon the close of business on March 31, 2017, Francoise Vappereau is no longer serving as a Co-Manager of the Fund. Therefore, all references to Francoise Vappereau in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date. Brian Chen will remain as Manager of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.